Stock-Based Compensation Awards (Details) - 2022 Omnibus Incentive Plan [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation Awards [Line Items]
Stock bonuses (in Dollars)		$ 72,000
Key Employees and Non-Employee Service Providers [Member]
Stock-Based Compensation Awards [Line Items]
Options expiration period	10 years	10 years
Minimum [Member] | Key Employees and Non-Employee Service Providers [Member]
Stock-Based Compensation Awards [Line Items]
Vesting period	1 year	1 year
Maximum [Member] | Key Employees and Non-Employee Service Providers [Member]
Stock-Based Compensation Awards [Line Items]
Vesting period	4 years	4 years